Investment Objectives and Goals	Feb. 27, 2026
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Mortgage Fund®
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Bond Fund of America®
American High-Income Trust® | AMERICAN HIGH INCOME TRUST
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust®
U.S. Government Securities Fund® | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund®